Stock Based Compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock Based Compensation
21.
STOCK BASED COMPENSATION

Prior to the IPO, the Group maintained the Viking Holdings Ltd 2018 Equity Incentive Plan (the “Pre-IPO Equity Plan”). Grants from the Pre-IPO Equity Plan entitled the recipient to stock based awards whose underlying shares were non-voting ordinary shares of the Company. As described in Note 1, in connection with the IPO, all outstanding options for non-voting ordinary shares and all outstanding RSUs for non-voting ordinary shares converted to options for ordinary shares and RSUs for ordinary shares, respectively, on a one-for-one basis. In connection with the IPO, the Company adopted the Viking Holdings Ltd Second Amended and Restated 2018 Equity Incentive Plan (the “2018 Incentive Plan”). The 2018 Incentive Plan replaces the Pre-IPO Equity Plan.

Under the Pre-IPO Equity Plan, the Plan Administrator, which was the Board of Directors of VHL had the authority to determine the terms and conditions applicable to each stock based award, such as timing of grants, recipients, size of grants, vesting conditions, vesting schedule and strike price for stock options. Vested stock options could have been exercised upon approval of the Plan Administrator, termination of service or death. Under the Pre-IPO Equity Plan, option holders could have paid the strike price for options through cash or check, or through cashless exercise, upon approval of the Plan Administrator.

The 2018 Incentive Plan is administered by the Company’s Compensation Committee. The 2018 Incentive Plan terminates 10 years from the Company’s IPO date, unless earlier terminated by the Board of Directors. The Board of Directors may amend or terminate the 2018 Incentive Plan at any time, as long as such amendment or termination does not adversely affect outstanding awards, unless the participants consent or such amendment or termination is required by applicable law.

As of December 31, 2024, the Company had reserved 54,600,000 ordinary shares for issuance under the 2018 Incentive Plan, of which 18,706,701 remained available for future issuance, plus any ordinary shares underlying outstanding share awards previously granted under the 2018 Incentive Plan that expired or are repurchased, forfeited, cancelled or withheld. The number of shares reserved for issuance under the 2018 Incentive Plan will be subject to an annual increase on the first day of each calendar year beginning in 2025 and ending in 2034, equal to the lesser of (1) 1.0% of the total number of ordinary shares and special shares outstanding on December 31 of the preceding calendar year and (2) such smaller number of ordinary shares as determined by the Company’s board of directors at any time prior to the first day of a given calendar year.

For the years ended December 31, 2024, 2023 and 2022, the Group recognized stock based compensation expense of $14.1 million, $17.9 million and $25.3 million, respectively, all of which related to RSUs. Other paid-in equity also includes certain income tax effects related to the stock based awards.

Restricted Share Units

For the years ended December 31, 2024, 2023 and 2022, RSU activity was as follows:

	Number of RSUs	Weighted Average Grant-date Fair Value	Weighted Average Share Price on Release Date
Outstanding at January 1, 2022	16,273,478	$6.59
Granted during the year	1,625,338	8.31
Forfeited during the year	(14,716)	8.35
Outstanding at December 31, 2022	17,884,100	$6.74
Granted during the year	1,051,544	14.74
Forfeited during the year	(64,714)	8.72
Outstanding at December 31, 2023	18,870,930	$7.18
Granted during the year	304,349	46.23
Released during the year	(17,815,330)	6.74	$25.97
Forfeited during the year	(16,172)	12.02
Outstanding at December 31, 2024	1,343,777	$21.87

All RSUs granted by the Company prior to the IPO were subject to a liquidity vesting condition and some RSUs were also subject to a service condition. Upon the consummation of the IPO, the liquidity condition was satisfied, resulting in the vesting of 16,251,664 outstanding RSUs. Stock based compensation expense for the RSUs that vested at IPO was fully recognized in previous years. The Company withheld 5,171,224 of the 16,251,664 ordinary shares issued for RSUs that vested upon the consummation of the IPO to satisfy the tax withholding requirements (the “RSU Net Settlement”). Based on the IPO price of $24.00 per ordinary share, the RSU Net Settlement resulted in a $124.1 million increase in treasury shares.

All RSUs granted during the year ended December 31, 2024 were granted subsequent to the IPO.

As of December 31, 2024, unrecognized stock based compensation related entirely to RSUs and was $20.5 million, which will be recognized over the weighted average period of 1.6 years.

Stock options

All stock options outstanding during the years ended December 31, 2024, 2023 and 2022 were granted prior to the IPO. The Black-Scholes model requires various assumptions, including the fair value of the Company’s non-voting ordinary shares prior to the IPO, expected volatility, expected life, and expected dividend yield. All stock options have exercise prices determined by the Company’s Board of Directors and were not less than the fair value of the underlying shares on the date of grant.

For the years ended December 31, 2024, 2023 and 2022, stock option activity was as follows:

	Number of Options	Weighted Average Exercise Price		Weighted Average Share Price on Exercise Date	Weighted Average Remaining Contractual Term (in years)
Outstanding at January 1, 2022	2,996,188	$15.63			5.2
Forfeited during the year	(10,478)	19.13
Outstanding at December 31, 2022	2,985,710	$15.62			4.2
Forfeited during the year	(35,880)	19.13
Outstanding at December 31, 2023	2,949,830	$15.57			3.2
Exercised during the year	(821,106)	14.97		$43.18
Outstanding at December 31, 2024	2,128,724	$15.81	(1)		2.2
Exercisable as of December 31, 2024	2,128,724	$15.81	(1)		2.2

(1)
Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.

Employee Share Purchase Plan

In connection with the IPO, the Company adopted the Viking Holdings Ltd 2024 Employee Share Purchase Plan (the “2024 ESPP”). The Company has reserved 4,680,000 ordinary shares for issuance pursuant to a series of purchase rights under the 2024 ESPP. In addition, the number of shares reserved for issuance under the 2024 ESPP will be subject to an annual increase on the first day of each calendar year beginning in 2025 and ending in 2034, equal to the lesser of (1) 1.0% of the total number of ordinary shares and special shares outstanding on December 31 of the preceding calendar year; (2) 4,680,000 ordinary shares; and (3) such smaller number of ordinary shares as determined by the Company’s board of directors at any time prior to the first day of a given calendar year. The Company has not authorized any offerings under the 2024 ESPP as of December 31, 2024.